Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Cost	$ 125,851	$ 117,126	$ 122,993
Gross unrealized gains	738	1,342	1,661
Gross unrealized losses	1,098	901	922
Fair value	125,491	117,567	123,732
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	23,492	22,078	22,815
Gross unrealized gains	107	218	359
Gross unrealized losses	156	87	64
Fair value	23,443	22,209	23,110
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	24,000	21,037	20,490
Gross unrealized gains	144	281	430
Gross unrealized losses	151	78	77
Fair value	23,993	21,240	20,843
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	47,400	45,372	49,111
Gross unrealized gains	242	418	483
Gross unrealized losses	552	485	558
Fair value	47,090	45,305	49,036
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	27,698	25,766	27,570
Gross unrealized gains	230	397	358
Gross unrealized losses	215	231	202
Fair value	27,713	25,932	27,726
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,261	2,873	3,007
Gross unrealized gains	15	28	31
Gross unrealized losses	24	20	21
Fair value	$ 3,252	$ 2,881	$ 3,017